Shareholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	6 Months Ended
	Mar. 06, 2026	Jan. 08, 2026	Jun. 16, 2025	Dec. 26, 2024	Aug. 01, 2024	Jan. 04, 2024	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jan. 31, 2026	Nov. 26, 2025	Sep. 04, 2025	Jun. 23, 2025	Jun. 09, 2025	May 20, 2025
Shareholders’ Equity [Line Items]
Aggregate offering price (in Dollars)											$ 15,000
Amount of net issuance cost (in Dollars)				$ 1,146	$ 532
Price per share (in Dollars per share)				$ 3.22
Warrants to purchase			7,626,514
Offering proceeds (in Dollars)				$ 13,325		$ 15,002
Net of issuance cost (in Dollars)						1,216
Fair value warrant price per share (in Dollars per share)								$ 4.52
Investors purchased shares				3,386,962
Proceeds amount (in Dollars)					$ 7,536
Equity issuance cost (in Dollars)								$ 2,317
Description of stock option vesting period								The options granted generally have a four-year or three-year vesting period and expire ten years after the date of grant.
Weighted average grant date fair value of options granted (in Dollars per share)								$ 3.42	$ 2.5
Unrecognized compensation costs (in Dollars)								$ 6,318
Recognized weighted average period								2 years 9 months 29 days
Warrants outstanding								7,807,740
Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase								290,859	229,231					513,517
January 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			2,190,121
Warrants outstanding										1,181,191
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase				0.0001											227,619
Exercise price per share (in Dollars per share)					$ 0.0001
Proceeds from warrant exercises (in Dollars)		$ 468				$ 18,542
Investors purchased shares				1,106,868	229,231
Warrants expired shares													1,304,352
Warrants were canceled	232,920
August 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase								1,204,983
Proceeds from warrant exercises (in Dollars)								$ 4,350
December 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			5,436,393
New Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase		103,950
New Warrants Shares [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)			$ 4.5
Definitive Securities Purchase Agreement [Member]
Shareholders’ Equity [Line Items]
Number of share issued						3,143,693
Price per share (in Dollars per share)						$ 4.81
Warrants expire						2 years
Definitive Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase						227,619
Exercise price per share (in Dollars per share)						$ 0.0001
Definitive Securities Purchase Agreement [Member] | January 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase						3,371,312
Abeyance [Member]
Shareholders’ Equity [Line Items]
Number of share issued							725,000
Officers [Member]
Shareholders’ Equity [Line Items]
Options granted								5,012,403
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Number of shares issued								796,581
Amount of net issuance cost (in Dollars)								$ 3,703
Price per share (in Dollars per share)					$ 3.61
Warrants to purchase		103,950						290,859	229,230			593,351		513,501
Investors purchased shares					2,006,226
Number of voting rights								one
Ordinary Shares [Member] | January 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			5,436,393
Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase															227,619
Ordinary Shares [Member] | August 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase								914,124
Exercise price per share (in Dollars per share)					$ 3.61
Investors purchased shares					1,676,588
Ordinary Shares [Member] | December 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Investors purchased shares				6,740,745
Warrant exercise price (in Dollars per share)				$ 4
Ordinary Shares [Member] | New Warrants Shares [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			7,626,514
Ordinary Shares [Member] | Abeyance [Member]
Shareholders’ Equity [Line Items]
Number of share issued							725,000
Inducement Letter [Member] | January 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			2,190,121
Inducement Letter [Member] | Ordinary Shares [Member] | January 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			2,190,121
Option [Member]
Shareholders’ Equity [Line Items]
Options granted								1,367,427
Pre Funded Warrants [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase												593,351
Maximum [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase			5,436,393
Maximum [Member] | Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase								7,626,514
Minimum [Member] | New Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)			$ 3.5
Minimum [Member] | Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrants to purchase								2,828,319
Private Placement [Member]
Shareholders’ Equity [Line Items]
Proceeds from warrant exercises (in Dollars)				$ 26,963	$ 6,052
Private Placement [Member] | January 2024 Warrants [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)						$ 5.5
IPO [Member]
Shareholders’ Equity [Line Items]
Additional gross proceeds (in Dollars)			$ 26,690